UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: XX; Amendment Number:    1
  This Amendment (Check only one.)  XX is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       November 28, 2006
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      399,456 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTH  VOTING AUTH
                           OF                  X1000                    DISC  ER
                           CLASS                                        .     MGR
                                                                                   SOLE      SHR  NON
                                                                                                  E
ACCURIDE CORP              COMMON   004398103  $44,421   3862700   N    SOLE       3862700    0    0
AMERICAN DENTAL PARTNERS   COMMON   025353103  $28,457   2107894   N    SOLE       2107894    0    0
ATLANTIS GROUP INC CL A    COMMON   049156102  $596      63164     N    SOLE       63164      0    0
BRISTOL WEST HOLDINGS INC  COMMON   11037M105  $60,545   3145200   N    SOLE       3145200    0    0
CARMIKE CINEMAS INC        COMMON   143436400  $19,302   799912    N    SOLE       799912     0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105  $6,273    326539    N    SOLE       326539     0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101  $10,606   424400    N    SOLE       424400     0    0
CONCORDE CAREER COLLEGES   COMMON   20651H201  $9,733    589909    N    SOLE       589909     0    0
INC
DATAMIRROR CORP            COMMON   237926100  $11,305   1370297   N    SOLE       1370297    0    0
ENERSYS COM                COMMON   29275Y102  $31,953   2315406   N    SOLE       2315406    0    0
HEWITT ASSOCS INC          COMMON   42822Q100  $18,441   620078    N    SOLE       620078     0    0
HINES HORTICULTURE INC     COMMON   433245107  $3,156    906823    N    SOLE       906823     0    0
INFINITY PPTY & CAS CORP   COMMON   45665Q103  $437      10470     N    SOLE       10470      0    0
INTERSECTIONS INC          COMMON   460981301  $5,437    480749    N    SOLE       480749     0    0
KRONOS INC                 COMMON   501052104  $843      22544     N    SOLE       22544      0    0
PANTRY INC DEL             COMMON   698657103  $15,253   244485    N    SOLE       244485     0    0
PETCO ANIMAL SUPPLIES INC  COMMON   716016209  $1,904    80775     N    SOLE       80775      0    0
PROQUEST COMPANY           COMMON   74346P102  $48,541   2269310   N    SOLE       2269310    0    0
REGAL ENTERTAINMENT GROUP  COMMON   758766109  $22,064   1173000   N    SOLE       1173000    0    0
REGIS CORPORATION          COMMON   758932107  $2,286    66300     N    SOLE       66300      0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105  $40,199   2714319   N    SOLE       2714319    0    0
RURAL METRO CORP           COMMON   781748108  $17,704   2246669   N    SOLE       2246669    0    0




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